Fees Summary	Oct. 24, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	The prospectus for the Capital One Multi-asset Execution Trust
Class A(2025-3)
Card series notes to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate amount of such
Class A(2025-3)
notes is $1,000,000,000.
Narrative - Max Aggregate Offering Amount	1,000,000,000
Final Prospectus	true